Goodwill (Details) - Schedule of carrying amount of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Abstract]
Balance at the beginning of the year	$ 264,282	$ 170,703
Acquisitions	593	87,438
Functional currency translation adjustments	(3,734)	6,141
Balance at year end	$ 261,141	$ 264,282